TRANSACTIONS WITH PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
Note 4 – Transactions with Parties-in-Interest
Investments managed by State Street Global Markets, LLC qualify as party-in-interest transactions as affiliate State Street Global Advisors provides brokerage services to the Plan. Investments managed by Mercer Investments LLC qualify as party-in-interest transactions as Mercer Investments LLC has fiduciary responsibilities to the Plan. Participant loans, as discussed in Note 1, also qualify as party-in-interest transactions.
Additionally, The Coca-Cola Company is considered a party-in-interest. As of December 31, 2025 and 2024, the Plan held 342,379 and 361,568 shares of common stock of The Coca-Cola Company with a fair value of
$23,935,707 and $22,511,211, respectively. During the year ended December 31, 2025, the Plan had the following transactions relating to common stock of The Coca-Cola Company:

	Shares	Fair Value
Dividends received	10,020	$702,019
Sales	29,209	$2,013,073